Subsequent events (Details) - USD ($)	Apr. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Principal amount outstanding		$ 751,397,000
2027 Notes
Subsequent Event [Line Items]
Principal amount outstanding		535,986,000	$ 553,354,000
2027 Notes | Subsequent Event
Subsequent Event [Line Items]
Principal amount outstanding	$ 535,986
Late Tender Offer Consideration	999.38
Early Tender Premium	30
Total Consideration	1,029.38
2023 Notes
Subsequent Event [Line Items]
Principal amount outstanding		$ 201,763,000	$ 216,593,000
2023 Notes | Subsequent Event
Subsequent Event [Line Items]
Principal amount outstanding	201,763
Total Consideration	$ 1,053.6